RESERVES (Details 1)		1 Months Ended	12 Months Ended
	Jun. 07, 2017 Share	Mar. 20, 2017 Share	Jun. 30, 2018 AUD ($) Share	Jun. 30, 2017 AUD ($) Share	Jun. 30, 2016 AUD ($) Share
Number of Warrants
Beginning of the year | Share			26,826,063
Outstanding at year end | Share			25,216,490	26,826,063
Comp.Expense
Comp. expense Beginning of the year | $			$ 2,320,480	$ 9,363,181
Comp. expense end of the year | $			$ 1,753,954	$ 2,320,480	$ 9,363,181
Movements in Options for ADRs
Number of Warrants
Beginning of the year | Share			26,826,063	19,395,582	19,395,582
Issued during the year | Share	8,550,000		12,100,000	8,550,000	0
Expired during the year | Share		(1,119,519)	(11,349,573)	(1,119,519)	0
Forfeited during the year | Share			(2,360,000)	0	0
Exercised during the year | Share			0	0	0
Outstanding at year end | Share			25,216,490	26,826,063	19,395,582
Comp.Expense
Comp. expense Beginning of the year | $			$ 2,320,480	$ 2,320,480	$ 7,394,184
Issued during the year | $			764,539	0	0
Expired during the year | $			(1,126,843)	0	0
Forfeited during the year | $			(204,221)	0	0
Exercised during the year | $			0	0	0
Comp. expense end of the year | $			$ 1,753,954	$ 2,320,480	$ 2,320,480